COMMITMENTS AND CONTINGENCIES (Details)		1 Months Ended		12 Months Ended
	Aug. 25, 2020 USD ($)	Apr. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Commitments and Contingencies [Line Items]
Donations				S/ 128,884,000	S/ 10,378,000	S/ 10,550,000			$ 3,650,000
BCP Stand-alone
Commitments and Contingencies [Line Items]
Amount of fine	$ 482,000
Madoff Trustee Litigations [Member]
Commitments and Contingencies [Line Items]
Principal amount on redemptions			$ 120,000,000
Fairfield Liquidator Litigation [Member]
Commitments and Contingencies [Line Items]
Principal amount on redemptions		$ 115,200,000
Fujimori 2011 Campaign [Member]
Commitments and Contingencies [Line Items]
Donations									$ 1,950,000	$ 1,700,000
Peruanos Por el Kambio Campaign [Member] | BCP Stand-alone, Mibanco and Grupo Pacifico
Commitments and Contingencies [Line Items]
Donations							$ 200,000	S/ 711,000